STATEMENT OF INVESTMENTS
BNY Mellon International Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.3%
Australia - 6.1%
AGL Energy	309,148		3,434,493
Aristocrat Leisure	250,127		4,239,998
Brambles	309,300		2,383,490
Fortescue Metals Group	1,568,106	[a]	14,388,256
Macquarie Group	148,307		10,726,600
			35,172,837
Austria - 1.0%
OMV	170,002		5,635,280
Denmark - 1.9%
Vestas Wind Systems	106,048		10,857,587
France - 12.5%
Air Liquide	49,395		6,721,856
Atos	67,243	[b]	5,095,782
BNP Paribas	288,526	[b]	10,407,095
Cie Generale des Etablissements Michelin	27,423		2,778,832
Klepierre	207,947	[a]	3,950,980
LVMH Moet Hennessy Louis Vuitton	27,104		11,350,074
Sanofi	183,449		17,890,970
Teleperformance	30,509		7,242,625
Vinci	70,263		6,514,987
			71,953,201
Germany - 5.5%
Allianz	46,049		8,355,712
Deutsche Post	219,774	[b]	6,808,339
Deutsche Telekom	821,869		12,756,069
Evonik Industries	140,474		3,449,326
			31,369,446
Hong Kong - 1.9%
Galaxy Entertainment Group	930,000		6,344,166
Sun Hung Kai Properties	400,500		4,632,985
			10,977,151
Ireland - .9%
ICON	30,353	[b]	5,112,963
Italy - 1.9%
Enel	1,419,333		10,921,892
Japan - 22.4%
Advantest	95,400		4,718,624
Asahi Kasei	573,000		4,526,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Japan - 22.4% (continued)
Bandai Namco Holdings	64,700	[a]	3,603,610
Casio Computer	285,200		5,028,665
Denso	181,200		6,955,361
Hitachi	293,900		9,433,321
ITOCHU	182,800		3,923,429
Minebea Mitsumi	208,300		3,663,064
Mitsubishi Electric	720,500		9,499,665
Nippon Telegraph & Telephone	621,100		14,062,543
Recruit Holdings	156,700		5,406,483
Seven & i Holdings	143,200		4,901,943
Shin-Etsu Chemical	46,600		5,468,113
Shionogi & Co.	145,800		8,614,879
Showa Denko K.K.	147,700		3,535,182
Sony	300,400		19,182,826
Sumitomo Mitsui Financial Group	420,700		12,188,244
West Japan Railway	61,900		3,996,800
			128,709,352
Netherlands - 6.7%
Heineken	112,099		10,303,662
ING Groep	575,641	[b]	3,737,794
Koninklijke Ahold Delhaize	459,103		11,660,832
NN Group	163,452	[b]	5,066,454
Royal Dutch Shell, Cl. B	491,259		7,496,450
			38,265,192
Portugal - .6%
Galp Energia	299,339		3,576,793
Singapore - 1.5%
Singapore Exchange	490,700		2,889,435
United Overseas Bank	412,200		5,709,589
			8,599,024
Spain - 4.8%
ACS Actividades de Construccion y Servicios	182,483		4,679,588
Amadeus IT Group	114,193		5,979,481
Iberdrola	833,395		8,994,893
Industria de Diseno Textil	274,998		7,687,207
			27,341,169
Sweden - 5.1%
Epiroc, Cl. A	557,570	[a]	6,214,983
Essity, Cl. B	392,797	[b]	12,998,076
Swedish Match	141,810		9,874,152
			29,087,211
Switzerland - 10.5%
Novartis	201,590		17,475,757

Description		Shares		Value ($)
Common Stocks - 97.3% (continued)
Switzerland - 10.5% (continued)
Roche Holding		77,087		26,758,742
Sonova Holding		32,468	[b]	7,136,574
STMicroelectronics		366,008		9,045,974
				60,417,047
United Kingdom - 14.0%
Anglo American		346,492		7,330,123
BAE Systems		885,152		5,449,551
Barclays		1,781,062	[b]	2,552,386
Berkeley Group Holdings		82,378		4,185,808
Bunzl		149,009		3,484,508
Centrica		7,214,514		3,271,469
Diageo		165,423		5,720,536
Ferguson		85,940		6,788,084
GlaxoSmithKline		379,478		7,858,884
Legal & General Group		3,590,885		8,870,290
Melrose Industries		1,159,322		1,659,915
Tate & Lyle		327,671		2,734,417
Unilever		247,213		13,265,252
Vodafone Group		4,301,572		7,100,324
				80,271,547
Total Common Stocks (cost $623,012,014)				558,267,692

Exchange-Traded Funds - .8%
United States - .8%
iShares MSCI EAFE ETF (cost $4,351,623)		74,067	[a]	4,417,356

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,059,324)	0.21	6,059,324	[c]	6,059,324
Total Investments (cost $633,422,961)		99.1%		568,744,372
Cash and Receivables (Net)		.9%		4,977,172
Net Assets		100.0%		573,721,544

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $9,108,773 and the value of the collateral was $9,795,952, consisting of cash collateral of $6,059,324 and U.S. Government & Agency securities valued at $3,736,628.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	5,112,963	553,154,729	††	-	558,267,692
Exchange-Traded Funds	4,417,356	-		-	4,417,356
Investment Companies	6,059,324	-		-	6,059,324
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	11,695		-	11,695
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(1,343)		-	(1,343)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Fund

May 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	3,355,663	Euro	3,012,806	6/1/2020	11,104
United States Dollar	94,067	Euro	84,455	6/2/2020	311
J.P. Morgan Securities
United States Dollar	1,677,119	British Pound	1,357,755	6/1/2020	280
Merrill Lynch, Pierce, Fenner & Smith
United States Dollar	867,669	Swiss Franc	835,431	6/2/2020	(1,031)
Morgan Stanley
United States Dollar	492,195	Swedish Krona	4,640,555	6/1/2020	(312)
Gross Unrealized Appreciation					11,695
Gross Unrealized Depreciation					(1,343)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the

NOTES

contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized depreciation on investments was $64,678,589, consisting of $35,287,182 gross unrealized appreciation and $99,965,771 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.